Related party transactions - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	¥ 0	¥ 0	¥ 0